ACQUISITION OF NET ASSETS OF CELL GENESYS (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NET ASSETS OF CELL GENESYS
Schedule of purchase price of the merger

Fair value of BioSante common stock issued (3,369,967 shares)	$36,800,043
Transaction costs of BioSante	2,431,252

Total purchase price	$39,231,295

Schedule of purchase price allocation

Cash	$24,746,346
Investment in Ceregene	3,486,000
In-process research and development	9,000,000
Receivables, equipment and other assets	293,658
Accounts payable and accrued liabilities	1,777,323
Convertible senior notes	16,709,580

Total net assets acquired	$19,039,101